Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill [Abstract]
Goodwill - Goodwill [Text Block]

Philips Group

Goodwill

in millions EUR

	2019	2020
Balance as of January 1:
Cost	9,908	10,182
Impairments	(1,405)	(1,528)
Book value	8,503	8,654
Changes in book value:
Acquisitions	83	189
Impairments	(97)	(144)
Divestments and transfers to assets classified as held for sale	-	(12)
Translation differences and other	165	(673)
Balance as of December 31:
Cost	10,182	9,094
Impairments	(1,528)	(1,080)
Book value	8,654	8,014

Goodwill - Goodwill allocated to the cash-generating units [Text Block]

Philips Group

Goodwill allocated to the cash-generating units

in millions of EUR

	2019	2020
Image-Guided Therapy	2,673	2,610
Monitoring & Analytics	1,360	1,246
Sleep & Respiratory Care	2,071	1,915
Other (units carrying a non-significant goodwill balance)	2,550	2,244
Book value	8,654	8,014

Goodwill - Key assumptions [Text Block]

Philips Group

Key assumptions

2020

	compound sales growth rate1)
	initial forecast period	extra-polation period2)	used to calculate terminal value3)	pre-tax discount rates
Image-Guided Therapy	8.6%	4.9%	2.5%	9.0%
Monitoring & Analytics	(0.3)%	3.3%	2.5%	9.4%
Sleep & Respiratory Care	(1.2)%	4.4%	2.5%	9.7%
1)Compound sales growth rate is the annualized steady nominal growth rate over the forecast period 2)Also referred to later in the text as compound long-term sales growth rate3)The historical long-term growth rate is only applied to the first year after the 4 year extrapolation period, after which no further growth is assumed for the terminal value calculation

Philips Group

Key assumptions

2019

	compound sales growth rate1)
	initial forecast period	extra-polation period2)	used to calculate terminal value3)	pre-tax discount rates
Image-Guided Therapy	9.3%	6.4%	2.5%	8.8%
Monitoring & Analytics	4.6%	3.8%	2.5%	10.1%
Sleep & Respiratory Care	8.1%	4.8%	2.5%	9.7%
1)Compound sales growth rate is the annualized steady nominal growth rate over the forecast period 2)Also referred to later in the text as compound long-term sales growth rate3)The historical long-term growth rate is only applied to the first year after the 5 year extrapolation period, after which no further growth is assumed for the terminal value calculation